PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 5.7%
Airbus SE (France)	44,731	$6,991,716
Boeing Co. (The)*	58,759	9,133,499
General Electric Co.	64,229	11,699,954
RTX Corp.	95,176	11,595,292
		39,420,461
Automobiles 2.0%
General Motors Co.	250,540	13,927,519
Banks 14.2%
Bank of America Corp.	512,587	24,353,008
JPMorgan Chase & Co.	140,222	35,016,238
PNC Financial Services Group, Inc. (The)	103,917	22,313,058
Truist Financial Corp.	351,182	16,744,358
		98,426,662
Beverages 1.2%
PepsiCo, Inc.	50,460	8,247,687
Biotechnology 3.2%
AbbVie, Inc.	84,251	15,412,036
Amgen, Inc.	24,544	6,942,761
		22,354,797
Building Products 1.4%
Johnson Controls International PLC	117,042	9,815,142
Capital Markets 5.2%
Blackstone, Inc.	78,903	15,077,574
Goldman Sachs Group, Inc. (The)	34,622	21,069,911
		36,147,485
Chemicals 2.7%
DuPont de Nemours, Inc.	101,961	8,522,920
Linde PLC	21,431	9,879,477
		18,402,397

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 2.0%
Cisco Systems, Inc.	230,528	$13,649,563
Consumer Staples Distribution & Retail 3.4%
Walmart, Inc.	258,658	23,925,865
Electric Utilities 1.7%
PG&E Corp.	559,327	12,098,243
Entertainment 0.8%
Walt Disney Co. (The)	46,643	5,479,153
Food Products 0.8%
Hershey Co. (The)	30,231	5,324,586
Ground Transportation 1.3%
Union Pacific Corp.	36,551	8,942,568
Health Care Equipment & Supplies 1.2%
GE HealthCare Technologies, Inc.	100,650	8,376,093
Health Care Providers & Services 1.3%
Cigna Group (The)	26,797	9,052,027
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	33,207	9,829,604
Household Durables 1.2%
Toll Brothers, Inc.	48,516	8,013,388
Industrial REITs 1.0%
Prologis, Inc.	57,603	6,726,878
Insurance 6.1%
Chubb Ltd.	53,322	15,395,661
Marsh & McLennan Cos., Inc.	54,837	12,789,633
MetLife, Inc.	160,690	14,177,679
		42,362,973

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 2.4%
Alphabet, Inc. (Class A Stock)	28,482	$4,812,034
Meta Platforms, Inc. (Class A Stock)	20,465	11,753,459
		16,565,493
Machinery 3.3%
Fortive Corp.	80,312	6,371,151
Otis Worldwide Corp.	47,157	4,856,228
Parker-Hannifin Corp.	17,077	12,003,423
		23,230,802
Multi-Utilities 5.0%
CenterPoint Energy, Inc.	300,756	9,810,661
NiSource, Inc.	445,749	16,978,579
Public Service Enterprise Group, Inc.	80,760	7,615,668
		34,404,908
Oil, Gas & Consumable Fuels 9.4%
Cheniere Energy, Inc.	33,982	7,612,308
Chevron Corp.(a)	93,401	15,124,424
Exxon Mobil Corp.	175,530	20,705,519
Shell PLC, ADR	97,179	6,291,368
Williams Cos., Inc. (The)	264,716	15,491,180
		65,224,799
Passenger Airlines 1.3%
Delta Air Lines, Inc.	137,195	8,755,785
Personal Care Products 1.5%
Unilever PLC (United Kingdom), ADR	178,000	10,651,520
Pharmaceuticals 4.5%
AstraZeneca PLC (United Kingdom), ADR	169,018	11,428,997
Bristol-Myers Squibb Co.	213,457	12,640,924
Eli Lilly & Co.	9,357	7,442,090
		31,512,011
Residential REITs 1.2%
Camden Property Trust	68,837	8,659,695

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	53,554	$7,346,270
Broadcom, Inc.	61,482	9,965,002
		17,311,272
Software 4.9%
Microsoft Corp.	30,163	12,772,824
Oracle Corp.	58,490	10,811,292
Salesforce, Inc.	30,849	10,179,861
		33,763,977
Specialized REITs 1.6%
Gaming & Leisure Properties, Inc.	213,172	11,001,807
Specialty Retail 1.4%
Lowe’s Cos., Inc.	36,123	9,840,989
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	33,503	7,951,267
Dell Technologies, Inc. (Class C Stock)	72,872	9,297,738
		17,249,005

Total Long-Term Investments (cost $419,429,581)		688,695,154

Short-Term Investments 2.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wb)	4,336,507	4,336,507
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $14,723,269; includes $14,702,008 of cash collateral for securities on loan)(b)(wb)	14,732,109	14,723,269

Total Short-Term Investments (cost $19,059,776)		19,059,776

TOTAL INVESTMENTS 102.0% (cost $438,489,357)		707,754,930
Liabilities in excess of other assets (2.0)%		(14,114,434)

Net Assets 100.0%		$693,640,496

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,363,191; cash collateral of $14,702,008 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).